Condensed Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 3,175		$ 4,266,825		$ (2,002,772)	$ 2,267,229
Balance, shares at Dec. 31, 2016	31,745,242
Fair value of Heatwurx net liabilities obtained in a reverse merger	$ 352		(38,102)			(37,750)
Fair value of Heatwurx net liabilities obtained in a reverse merger, shares	3,527,284
Net loss					(1,856,315)	(1,856,315)
Balance at Dec. 31, 2017	$ 3,527		4,228,723		(3,859,087)	373,164
Balance, shares at Dec. 31, 2017	35,272,626
Recognize the fair value of exclusive license intangible asset acquired from CoNCERT in exchange for 2,090,301 common shares of Processa held by Promet			8,000,000			8,000,000
Net loss					(1,096,798)	(1,096,798)
Balance at Mar. 31, 2018	$ 3,527		12,228,723		(4,955,884)	7,276,366
Balance, shares at Mar. 31, 2018	35,272,626
Balance at Dec. 31, 2017	$ 3,527		4,228,723		(3,859,087)	373,164
Balance, shares at Dec. 31, 2017	35,272,626
Net loss						(3,155,874)
Balance at Sep. 30, 2018	$ 3,867		19,317,036	(1,800,000)	(7,014,961)	10,505,942
Balance, shares at Sep. 30, 2018	38,674,265
Balance at Dec. 31, 2017	$ 3,527		4,228,723		(3,859,087)	373,164
Balance, shares at Dec. 31, 2017	35,272,626
Recognize the fair value of exclusive license intangible asset acquired from CoNCERT in exchange for 2,090,301 common shares of Processa held by Promet			8,000,000			8,000,000
Conversion of Senior convertible notes for common stock and stock purchase warrants	$ 121		2,312,488			2,312,609
Conversion of Senior convertible notes for common stock and stock purchase warrants, shares	1,206,245
Issuance of common stock units for cash	$ 140		2,874,547			2,874,687
Issuance of common stock units for cash, shares	1,402,442
Issuance of common stock units for a future research funding commitment	$ 79		1,631,464	(1,800,000)		(168,457)
Issuance of common stock units for a future research funding commitment, shares	792,952
Stock-based compensation			74,063			74,063
Net loss					(3,765,047)	(3,765,047)
Balance at Dec. 31, 2018	$ 3,867		19,121,285	(1,800,000)	(7,624,134)	9,701,018
Balance, shares at Dec. 31, 2018	38,674,265
Balance at Mar. 31, 2018	$ 3,527		12,228,723		(4,955,884)	7,276,366
Balance, shares at Mar. 31, 2018	35,272,626
Conversion of Senior convertible notes for common stock and stock purchase warrants	$ 121		2,390,248			2,390,369
Conversion of Senior convertible notes for common stock and stock purchase warrants, shares	1,206,245
Issuance of common stock units for cash	$ 140		2,964,955			2,965,095
Issuance of common stock units for cash, shares	1,402,442
Issuance of common stock units for a future research funding commitment	$ 79		1,682,582	(1,800,000)		(117,339)
Issuance of common stock units for a future research funding commitment, shares	792,952
Net loss					(1,206,255)	(1,206,255)
Balance at Jun. 30, 2018	$ 3,867		19,266,508	(1,800,000)	(6,162,139)	11,308,236
Balance, shares at Jun. 30, 2018	38,674,265
Stock-based compensation			50,528			50,528
Net loss					(852,822)	(852,822)
Balance at Sep. 30, 2018	$ 3,867		19,317,036	(1,800,000)	(7,014,961)	10,505,942
Balance, shares at Sep. 30, 2018	38,674,265
Balance at Dec. 31, 2018	$ 3,867		19,121,285	(1,800,000)	(7,624,134)	9,701,018
Balance, shares at Dec. 31, 2018	38,674,265
Stock-based compensation			58,559			58,559
Payments made by investor for clinical trial costs				115,000		115,000
Net loss					(750,832)	(750,832)
Balance at Mar. 31, 2019	$ 3,867		19,179,844	(1,685,000)	(8,374,966)	9,123,745
Balance, shares at Mar. 31, 2019	38,674,265
Balance at Dec. 31, 2018	$ 3,867		19,121,285	(1,800,000)	(7,624,134)	9,701,018
Balance, shares at Dec. 31, 2018	38,674,265
Net loss						(2,583,433)
Balance at Sep. 30, 2019	$ 3,840		18,874,406		(10,207,567)	8,670,679
Balance, shares at Sep. 30, 2019	38,404,530
Balance at Mar. 31, 2019	$ 3,867		19,179,844	(1,685,000)	(8,374,966)	9,123,745
Balance, shares at Mar. 31, 2019	38,674,265
Stock-based compensation			66,476			66,476
Payments made by investor for clinical trial costs				280,927		280,927
Net loss					(969,077)	(969,077)
Balance at Jun. 30, 2019	$ 3,867		19,246,320	(1,404,073)	(9,344,043)	8,502,071
Balance, shares at Jun. 30, 2019	38,674,265
Conversion of Senior convertible notes for common stock and stock purchase warrants	$ 13		258,917			258,930
Conversion of Senior convertible notes for common stock and stock purchase warrants, shares	126,741
Stock-based compensation			269,129			269,129
Payments made by investor for clinical trial costs				504,073		504,073
Pledged shares of common stock forfeited upon revised research funding commitment	$ (40)		(899,960)	900,000
Pledged shares of common stock forfeited upon revised research funding commitment, shares	(396,476)
Net loss					(863,524)	(863,524)
Balance at Sep. 30, 2019	$ 3,840		$ 18,874,406		$ (10,207,567)	$ 8,670,679
Balance, shares at Sep. 30, 2019	38,404,530